Cover	Nov. 10, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2025
Entity File Number	001-39015
Entity Registrant Name	BioVie Inc.
Entity Central Index Key	0001580149
Entity Tax Identification Number	46-2510769
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	680 W Nye Lane Suite 201
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89703
City Area Code	775
Local Phone Number	888-3162
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock, Par Value $0.0001 Per Share
Title of 12(b) Security	Class A Common Stock, Par Value $0.0001 Per Share
Trading Symbol	BIVI
Security Exchange Name	NASDAQ
Warrants to purchase Class A Common Stock, $0.0001 par value per share
Title of 12(b) Security	Warrants to purchase Class A Common Stock, $0.0001 par value per share
Trading Symbol	BIVIW
Security Exchange Name	NASDAQ